Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.34

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025010653	XXX	XXX	XXX	Credit	Unacceptable transaction type	XXX	2	Acknowledged	The subject loan is a payoff of contract for deed, ineligible per the guidelines.	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX - XXX Acknowledged Exception. Compensating factors noted: LTV < XXX%, XXX payment history, reserves > XXX months required.	Client: XXX - XXX Investor Acknowledged Exception. Compensating factors noted: LTV < XXX%, XXX payment history, reserves > XXX months required.
													XXX - XXX Investor Acknowledged Exception. Compensating factors noted: LTV < XXX%, XXX payment history, same employment > XXX yrs, DSCR > XXX, reserves > XXX months required.	XXX	C	B	C	B	C	B	C	B	C	B
2025010650	XXX	XXX	XXX	Property	Non-Warrantable Condominium	XXX	2	Acknowledged	The subject XXX project has active litigation. Damages have not been determined so the insurer cannot confirm the damages will be covered by the policy. XXX is between the buyer and seller of unit XXX for property disclosure misrepresentation including lack of heating and ceiling insulation, resulting in noise nuisance. Project Association is also named as a defendant in this XXX. In addition, the XXX budget does not include a line item to fund reserves.	Verified reserves - XXX months reserves or $XXX required, borrowers have XXX months or $XXX documented.; Verified credit history - FICO XXX, minimum required XXX.; Income verified was not used in qualifying - Borrower 1 has a second job with XXX LLC documented by a Work Number VOI, XXX year history. $XXX
											average income prior year plus year to date, not used to qualify.;		Client: Investor acknowledged exception p176	XXX	C	B	C	B	C	B	C	B	C	B
2025010643	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	2	Acknowledged	Approved DTI XXX%, Review DTI XXX%. Variance is due to review excluding rental income from the departing residence due to conflicting information. Max allowed DTI per guidelines is XXX%.		Verified reserves - Total reserves required XXX, total reserves verified $XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.; Verified housing payment history - XXX mths of mtg history verified XXX per XXX.;		Mitigated Risk: EV2/B Review DTI is more than XXX% less than the max allowed. Borrower's have more than XXX mths in verified reserves.	XXX	C	B	C	B	C	B	C	B	C	B
2025010644	XXX	XXX	XXX	Compliance	Final XXX Outside Tolerance of .XXX from APR XXX Business Days Prior to Closing	XXX	2	Acknowledged	Initial CD issued XXX noted an XXX of XXX%. Final CD issued XXX noted an XXX of XXX%, a difference of XXX%.		Low DTI - XXX% DTI is below maximum XXX% per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;		Client: EV2/B Non-Material, benefit to borrower. XXX Decreased.	XXX	C	B	C	B	C	B	C	B	C	B
2025010645	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	Subject is closed as a primary residence, however the final 1003 schedule of REO reflects the intended occupancy for XXX XXX is as primary residence (p15).		Established credit history - Active credit dates back to XXX with no reported default. Closed credit dates back to XXX.; Low DTI - DTI is XXX%, up to XXX% acceptable;		Mitigated Risk: EV2 / B Occupancy cert certifies occupancy as owner occupied.	XXX	C	B	C	B	C	B	C	B	C	B
2025010653	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Per the appraisal, the subject property is XXX. It appears the borrower rents it out as a short term rental after a period of renovation. There is a worksheet in the file (p361) that appears to be a breakdown of rents received, but there is no evidence of these payments and they do not appear to cover XXX months. No copy of the XXX Rentalizer report referenced. Per guidelines for a refinance, the short term rental income calculation must be based on a XXX month income statement from the owner's third-party management company or online market place. Appraiser documented home improvements since purchase p53, but no exception in the file to use market rent or XXX Rentalizer calculation for a refinance as required per the guideline.	XXX	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXXmonths or $XXX documented.;	XXX - Recd XXX month income statement. Review cannot determine if the document is borrower or 3rd party prepared.	XXX - Recd XXX transaction history through XXX. XXX month average is $XXX which results in DSCR XXX. Borrower qualifies at this DSCR.	XXX	C	A	C	A	C	A	C	A	C	A
2025010653	XXX	XXX	XXX	Credit	Missing Copy of Quit Claim Deed	XXX	1	Closed	Warranty Deed in the file is made from XXX LLC to XXX LLC. Borrower signed the Note and XXX per the Deed of Trust as an individual. Quit claim from XXX LLC to XXX (pg 198). Missing evidence the borrower is the sole member of XXX LLC.	XXX	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX - Recd operating agreement confirming borrowers XXX% ownership (llc).	XXX - XXX agreement confirming borrowers XXX% ownership (llc).	XXX	C	A	C	A	C	A	C	A	C	A
2025010653	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed	Missing original contract for deed from XXX, only the modification completed in XXX is in the file (p293). The Modification does not address what terms of the contract that were modified, modifications involving rate or principal forgiveness are not eligible.	XXX	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX - Exception is cleared with the attached Contract for Deed. Modification was an extension of the original XXX note. Per the XXX the mortgage was paid as agreed reflecting no lates. Modification was not due to adverse payment history but is noted as a credit event.	XXX - Exception is cleared with the attached Contract for Deed. Modification was an extension of the original balloon note. Per the VOM the mortgage was paid as agreed reflecting no lates. Modification was not due to adverse payment history but is noted as a credit event.	XXX	C	A	C	A	C	A	C	A	C	A
2025010653	XXX	XXX	XXX	Credit	Payoff/Demand Statement has a discrepancy in the data	XXX	1	Closed	Missing updated payoff from XXX, the payoff in the file (p194) is from XXX for XXX mortgage. The amount paid on the final CD is $XXX higher than the amount on the payoff statement, no payoff to support this figure. Payoff amount on CD is $XXX, payoff reflects $XXX (pg 194).	XXX	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX - Exception is cleared with the attached statement reflecting the breakdown of payoff.	XXX- Exception is cleared with the attached statement reflecting the breakdown of payoff.	XXX	C	A	C	A	C	A	C	A	C	A
2025010653	XXX	XXX	XXX	Credit	Missing Hazard Insurance Proof of Premium	XXX	1	Closed	Unable to verify if the hazard insurance is paid in full. There is no payment on the final CD, and the certificate of insurance does not address billing. There is a screenshot indicating an outstanding payment of $XXX (p308) but unable to connect this to the insurance policy - no policy information appears, the total policy premium of $XXX/total cost $XXX does not match the premium on the certificate of insurance p314, $XXX.	XXX	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX - Exception is cleared with the attached email correspondence for the insurance agent confirming policy premium, borrower is paying in monthly installments, and that the borrower is current on payments.	XXX - Exception is cleared with the attached email correspondence for the insurance agent confirming policy premium, borrower is paying in monthly installments, and that the borrower is current on payments.	XXX	C	A	C	A	C	A	C	A	C	A
2025010650	XXX	XXX	XXX	Credit	HOA Payment is not verified	XXX	1	Closed	Missing verification of the special assessment bringing HOA dues to $XXX, as reflected on the 1008 p327. Appraisal reflects $XXX (p802), XXX documents state a special assessment is applicable starting in XXX XXX (p761) but does not provide the amount.	XXX	Verified reserves - XXX months reserves or $XXX required, borrowers have XXX months or $XXX documented.; Verified credit history - FICO XXX, minimum required XXX.; Income verified was not used in qualifying - Borrower 1 has a second job with XXX LLC documented by a Work Number XXX, XXX year history. $XXX
											average income prior year plus year to date, not used to qualify.;	XXX- Exception is cleared with the post-consummation dated printout from XXX reflecting HOA fees of $XXX. Qualifying payment of $XXX> Actual HOA Fee of $XXX, as per appraisal, plus XXX% increase for special assessments (pg 766). Subsequent special assessment was still in planning stages, as per email in file (pg 761). Lender used most conservative approach using best information available at the time.	XXX - Exception is cleared with the post-consummation dated printout from XXX reflecting HOA fees of $XXX. Qualifying payment of $XXX > Actual HOA Fee of $XXX, as per appraisal, plus XXX% increase for special assessments (pg 766). Subsequent special assessment was still in planning stages, as per email in file (pg 761). Lender used most conservative approach using best information available at the time.	XXX	C	A	C	A	C	A	C	A	C	A
2025010650	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	1	Closed	Missing evidence of the XXX premium on XXX, insurance declarations in the file (p435) does not disclose the premium amount. Final 1003 indicates $XXX ($XXX total minus $XXX p440 and $XXX tax p434), monthly payment on the bank statement appears to be $XXX (p407/408).	XXX	Verified reserves - XXX months reserves or $XXX required, borrowers have XXX months or $XXX documented.; Verified credit history - FICO XXX, minimum required XXX.; Income verified was not used in qualifying - Borrower XXX has a second job with XXX LLC documented by a Work Number VOI, XXX year history. $XXX
											average income prior year plus year to date, not used to qualify.;	XXX - Exception is cleared with the attached documented tax, insurance, and HOA liabilities for non-subject REO. Note: Borrower has XXX policy	XXX - Exception is cleared with the attached documented tax, insurance, and HOA liabilities for non-subject REO. Note: Borrower has XXX policy	XXX	C	A	C	A	C	A	C	A	C	A
2025010648	XXX	XXX	XXX	Compliance	Missing Final HUD-1	XXX	1	Closed	Missing final CD. Subject is in a dry funding state. Fees on the final CD dated XXX p63 do not match the final XXX settlement statement p132.- XXX reflects notary fee $XXX, CD reflects $XXX
									XXX reflects recording charges $XXX, CD reflects $XXX.	XXX	Verified credit history - FICO XXX, minimum required XXX;		XXX Final CD received.	XXX	D	A	D	A	D	A	D	A	D	A
2025010648	XXX	XXX	XXX	Credit	Missing Evidence of Liquidation of Assets for Cash to Close	XXX	1	Closed	Missing Evidence of Liquidation of Assets for Cash to Close. Cash to close per final CD p63 $XXX, available liquid assets $XXX.
Stock/brokerage/XXX balances $XXX+ $XXX + $XXX + $XXX from XXX total $XXX less required reserves $XXX. Assets needed for cash to close $XXX, XXX% is $XXX which exceeds the available assets. Balances available for assets are not sufficient to meet the XXX waiver of evidence of liquidation. (Additional accounts were used as asset utilization income).	XXX	Verified credit history - FICO XXX, minimum required XXX;	XXX - Exception re-reviewed and cleared. Total balances of all accounts > XXX% cash required to close, as per agency.

XXX - Recd interim CD. ** Finding remains. Cash required to close excluding XXX $XXX - Cash $XXX Required x XXX% = $XXX balance needed without liquidation. Brokerage + Retirement $XXX less reserves $XXX. Evidence of liquidation is required.

XXX - Recd from lender, "we do not need to show liquidation when the remaining funds exceed XXX% of the funds needed to close $XXX to close less liquid BOA ($XXX) = $XXX remaining due to close Total non-liquid funds = $XXX which is > XXX% of $XXX"

**Available assets after reserve requirement is met are not sufficient to meet the XXX% fund requirement.
Cash to close $XXX
Less liquid funds $XXX
Less verified earnest money $XXX
Total additional liquid funds needed $XXX
Additional liquid funds needed x XXX $XXX
XXX $XXX
Interactive Brokers $XXX
XXX $XXX
XXX securities, only $XXX as the rest is for asset utilization income $XXX
Total assets for cash to close and reserves $XXX
Reserves required for the transaction (Subject $XXX, XXX)  $XXX
Total balance after reserves available for cash to close $XXX
Exception remains pending liquidation into the XXX account or evidence of funds delivered to title from one of the above accounts.

XXX Lender assets verification received.
												** Finding remains, missing evidence of liquidation.	XXX - Exception re-reviewed and cleared. Total balances of all accounts > XXX% cash required to close, as per agency.	XXX	C	A	C	A	C	A	C	A	C	A
2025010649	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Missing lender approval, only the unsigned 1008 (p622) and pre-approval letter (p422) are in the file. 1008 appears to be non-final, income of $XXX does not match to the income calculator worksheet of $XXX resulting in a DTI variance > XXX%.	XXX	Verified credit history - XXX representative credit score when guideline required XXX (matrix, pg. 10/15).; Low DTI - Low XXX% DTI when guideline allows up to XXX%. ; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;		XXX Lender loan approval received.	XXX	C	A	C	A	C	A	C	A	C	A
2025010649	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Business assets totaling $XXX were used for cash to close. XXX letter in file states, use of business funds will negatively affect daily operations (pg 136). Per XXX, Cash from a XXX account may be acceptable provided the funds are not required to service the business' current liabilities.	XXX	Verified credit history - XXX representative credit score when guideline required XXX (matrix, pg. 10/15).; Low DTI - Low XXX% DTI when guideline allows up to XXX%. ; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX - Exception is cleared with the attached updated CPA letter, use of business funds will NOT negatively affect daily operations.

												XXX- Exception is partially cleared with the attached updated CPA letter, use of business funds will NOT negatively affect daily operations. CPA name is typewritten. CPA letter should include an email signature, electronically signed, or wet-signed.	XXX - Exception is cleared with the attached updated CPA letter, use of business funds will NOT negatively affect daily operations.	XXX	C	A	C	A	C	A	C	A	C	A
2025010643	XXX	XXX	XXX	Credit	XXX Payment is not verified	XXX	1	Closed	Missing verification of HOA dues for XXX. Per the XXX (pg 379) subject is zoned as a Planned XXX District.	XXX	Verified reserves - Total reserves required XXX, total reserves verified $XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.; Verified housing payment history - XXX mths of mtg history verified XXX per XXX.;	XXX - Exception is cleared with the attached HOA paid receipt. NOTE: Online search confirms HOA name is related to the property.	XXX - Exception is cleared with the attached HOA paid receipt. NOTE: Online search confirms HOA name is related to the property.	XXX	C	A	C	A	C	A	C	A	C	A
2025010644	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed	Missing documentation to verify XXX months proof of housing history payment XXX cancelled checks, bank debits or institutional VOR for XXX. Rent per 1003 $XXX.	XXX	Low DTI - XXX% DTI is below maximum XXX% per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX - "VOR/Rental History not required per XXX Findings. Please advise." -- Agree, loan underwritten to XXX is acceptable per lender guidelines.	XXX- "VOR/Rental History not required per XXX Findings. Please advise." -- Agree, loan underwritten to XXX is acceptable per lender guidelines.	XXX	C	A	C	A	C	A	C	A	C	A